Loans Receivable - Loan Maturity and Aging (Details) - Non-PCI Loans - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loan receivable past due	$ 1,292,002	$ 1,336,840	$ 2,541,852
Current or Less Than 30 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loan receivable past due	1,079,224	1,052,303	2,268,599
30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loan receivable past due	44,325	0	145,986
60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loan receivable past due	0	44,392	9,410
90 Days or More Past Due and Nonaccrual
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loan receivable past due	$ 168,453	$ 240,145	$ 117,857